Vanguard® Industrials Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Aerospace & Defense (16.8%)
	Raytheon Technologies Corp.	1,450,204	133,622
*	Boeing Co.	564,201	116,056
	Lockheed Martin Corp.	225,863	100,285
	Northrop Grumman Corp.	143,199	62,362
	General Dynamics Corp.	231,420	47,251
	TransDigm Group Inc.	54,123	41,872
	L3Harris Technologies Inc.	188,323	33,130
	Howmet Aerospace Inc.	388,010	16,587
*	Axon Enterprise Inc.	68,611	13,236
	Textron Inc.	203,578	12,595
	HEICO Corp. Class A	72,899	8,883
	Huntington Ingalls Industries Inc.	39,617	7,978
	HEICO Corp.	43,743	6,762
	Curtiss-Wright Corp.	38,046	6,014
	Woodward Inc.	56,356	5,940
	Hexcel Corp.	83,719	5,776
	BWX Technologies Inc.	90,843	5,480
*	Aerojet Rocketdyne Holdings Inc.	71,767	3,910
	Spirit AeroSystems Holdings Inc. Class A	103,943	2,764
	Moog Inc. Class A	28,408	2,762
*	AeroVironment Inc.	25,066	2,341
*	Mercury Systems Inc.	51,750	2,100
*	Parsons Corp.	41,442	1,852
*	Kratos Defense & Security Solutions Inc.	125,368	1,647
*	AAR Corp.	32,519	1,629
*	Rocket Lab USA Inc.	236,376	1,083
*,1	Virgin Galactic Holdings Inc.	249,741	864
*	Leonardo DRS Inc.	51,569	779
*	Triumph Group Inc.	64,317	720
*	Ducommun Inc.	12,688	520
	Kaman Corp.	25,035	520
*	V2X Inc.	12,096	499
*	Archer Aviation Inc. Class A	155,596	464
	National Presto Industries Inc.	5,194	387
	Cadre Holdings Inc.	16,652	348
*,1	Aersale Corp.	22,838	343
*,1	Astra Space Inc.	191,285	69
			649,430
Air Freight & Logistics (5.5%)
	United Parcel Service Inc. Class B (XNYS)	716,907	119,723
	FedEx Corp.	236,713	51,599
	Expeditors International of Washington Inc.	153,151	16,894

		Shares	Market Value ($000)
	CH Robinson Worldwide Inc.	115,495	10,919
*	GXO Logistics Inc.	117,934	6,595
	Forward Air Corp.	25,824	2,512
*	Hub Group Inc. Class A	32,451	2,387
*	Air Transport Services Group Inc.	56,583	945
			211,574
Building Products (6.3%)
	Johnson Controls International plc	681,123	40,663
	Trane Technologies plc	226,999	37,053
	Carrier Global Corp.	827,742	33,855
*	Builders FirstSource Inc.	136,766	15,858
	Masco Corp.	223,537	10,801
	Carlisle Cos. Inc.	50,637	10,757
	Owens Corning	89,993	9,569
	Allegion plc	87,129	9,126
	Lennox International Inc.	31,682	8,729
	A O Smith Corp.	124,012	7,929
	Fortune Brands Innovations Inc.	126,010	7,617
	Advanced Drainage Systems Inc.	72,565	7,022
*	Trex Co. Inc.	107,568	5,524
	Simpson Manufacturing Co. Inc.	42,400	5,011
	UFP Industries Inc.	62,081	4,849
	AAON Inc.	45,500	3,941
	Zurn Elkay Water Solutions Corp.	147,823	3,327
	Armstrong World Industries Inc.	44,940	2,806
*	AZEK Co. Inc. Class A	119,682	2,783
*	Resideo Technologies Inc.	145,012	2,325
	CSW Industrials Inc.	15,274	2,165
*	Masonite International Corp.	20,872	1,838
*	Gibraltar Industries Inc.	30,496	1,595
*	PGT Innovations Inc.	59,524	1,480
	Griffon Corp.	42,455	1,338
*	Masterbrand Inc.	127,114	1,319
*	JELD-WEN Holding Inc.	84,187	1,102
*	Hayward Holdings Inc.	94,727	1,029
*	American Woodmark Corp.	16,453	979
	AZZ Inc.	24,637	860
	Apogee Enterprises Inc.	21,965	811
*	Janus International Group Inc.	88,168	779
	Quanex Building Products Corp.	32,886	691
	Insteel Industries Inc.	19,250	576
			246,107
Commercial Services & Supplies (7.2%)
	Waste Management Inc.	403,075	65,266
	Cintas Corp.	90,728	42,836
*	Copart Inc.	425,153	37,239
	Waste Connections Inc. (XTSE)	255,234	34,878
	Republic Services Inc. Class A	219,336	31,065
	Rollins Inc.	244,312	9,606
*	Clean Harbors Inc.	51,731	7,263
	Tetra Tech Inc.	52,826	7,262
	MSA Safety Inc.	37,027	5,093
*	Casella Waste Systems Inc. Class A	50,349	4,539
*	Stericycle Inc.	91,434	3,854
	Brink's Co.	46,034	3,063
	ABM Industries Inc.	65,393	2,888
	UniFirst Corp.	14,946	2,557

		Shares	Market Value ($000)
	Brady Corp. Class A	45,630	2,176
*	ACV Auctions Inc. Class A	124,976	2,130
*	Driven Brands Holdings Inc.	66,263	1,645
*	OPENLANE Inc.	107,788	1,619
	HNI Corp.	45,952	1,172
	Matthews International Corp. Class A	28,480	1,097
	MillerKnoll Inc.	74,853	1,014
	Healthcare Services Group Inc.	73,656	995
*	Montrose Environmental Group Inc.	28,092	986
*	CoreCivic Inc.	113,498	978
*	GEO Group Inc.	123,244	919
*	Cimpress plc	16,878	806
*	SP Plus Corp.	19,437	708
*	Harsco Corp.	78,715	666
	Deluxe Corp.	42,871	653
*	Heritage-Crystal Clean Inc.	18,076	599
	VSE Corp.	11,756	553
	Pitney Bowes Inc.	164,959	548
	Steelcase Inc. Class A	83,367	541
*	Aurora Innovation Inc.	382,312	539
*	Viad Corp.	20,290	471
	ACCO Brands Corp.	94,083	455
	Interface Inc. Class A	57,010	395
*	Liquidity Services Inc.	23,719	359
*	BrightView Holdings Inc.	41,759	276
			279,709
Construction & Engineering (2.6%)
	Quanta Services Inc.	143,892	25,552
	AECOM	130,877	10,215
*	WillScot Mobile Mini Holdings Corp.	204,097	8,793
	EMCOR Group Inc.	47,309	7,798
*	MasTec Inc.	62,592	6,344
	MDU Resources Group Inc.	192,202	5,608
	Valmont Industries Inc.	21,211	5,563
	Comfort Systems USA Inc.	35,346	5,231
*	Fluor Corp.	140,577	3,734
*	API Group Corp.	162,390	3,670
	Arcosa Inc.	47,916	3,146
*	Dycom Industries Inc.	29,040	2,946
*	MYR Group Inc.	16,487	2,102
	Granite Construction Inc.	43,289	1,567
*	Sterling Infrastructure Inc.	30,803	1,419
	Primoris Services Corp.	52,704	1,412
*	Ameresco Inc. Class A	31,913	1,375
*	Construction Partners Inc. Class A	40,942	1,133
	Argan Inc.	13,455	544
*	Great Lakes Dredge & Dock Corp.	65,694	417
*	IES Holdings Inc.	8,001	379
*	Tutor Perini Corp.	43,100	233
			99,181
Electrical Equipment (7.1%)
	Eaton Corp. plc	394,527	69,397
	Emerson Electric Co.	566,468	44,003
	AMETEK Inc.	228,272	33,115
	Rockwell Automation Inc.	113,812	31,708
	Hubbell Inc. Class B	53,111	15,002
	Regal Rexnord Corp.	65,754	8,541

		Shares	Market Value ($000)
	nVent Electric plc	164,436	7,133
*	Generac Holdings Inc.	61,449	6,693
	Sensata Technologies Holding plc	151,490	6,290
	Vertiv Holdings Co. Class A	319,994	6,176
	Acuity Brands Inc.	31,456	4,740
*	Atkore Inc.	39,072	4,562
*,1	Plug Power Inc.	528,343	4,396
*	Shoals Technologies Group Inc. Class A	167,854	3,943
	EnerSys	40,412	3,931
*	Sunrun Inc.	212,109	3,742
*	Array Technologies Inc.	149,188	3,307
	Encore Wire Corp.	17,769	2,908
*,1	ChargePoint Holdings Inc.	277,464	2,683
*	Bloom Energy Corp. Class A	181,069	2,484
*,1	Enovix Corp.	117,072	1,554
*	Vicor Corp.	22,421	1,241
*,1	Fluence Energy Inc.	40,688	1,009
*,1	SunPower Corp.	86,554	917
	GrafTech International Ltd.	203,155	872
*,1	FuelCell Energy Inc.	401,839	852
*,1	Stem Inc.	145,423	803
*	Thermon Group Holdings Inc.	33,199	762
*,1	FREYR Battery SA	103,768	749
*	TPI Composites Inc.	41,879	446
*,1	Blink Charging Co.	49,456	333
*	NuScale Power Corp.	24,425	183
*	Energy Vault Holdings Inc.	82,319	173
*	SES AI Corp.	76,215	115
*,1	ESS Tech Inc.	55,278	64
			274,827
Ground Transportation (10.2%)
	Union Pacific Corp.	604,887	116,453
*	Uber Technologies Inc.	1,796,619	68,146
	CSX Corp.	2,030,532	62,276
	Norfolk Southern Corp.	225,668	46,980
	Old Dominion Freight Line Inc.	98,115	30,459
	JB Hunt Transport Services Inc.	82,368	13,753
	Knight-Swift Transportation Holdings Inc.	159,724	8,783
*	Saia Inc.	26,328	7,481
	Landstar System Inc.	35,775	6,274
*	XPO Inc.	114,248	5,362
	U-Haul Holding Co.	96,028	4,445
*	Avis Budget Group Inc.	21,628	3,629
	Ryder System Inc.	45,967	3,624
*	Lyft Inc. Class A	329,007	2,968
	Werner Enterprises Inc.	59,609	2,618
*	RXO Inc.	115,615	2,413
*	Hertz Global Holdings Inc.	142,098	2,228
	ArcBest Corp.	24,003	2,011
	Schneider National Inc. Class B	52,099	1,350
	Marten Transport Ltd.	60,895	1,288
	Heartland Express Inc.	47,005	733
*,1	TuSimple Holdings Inc. Class A	125,008	252
*	Daseke Inc.	37,709	226
	Universal Logistics Holdings Inc.	7,457	198
*	PAM Transportation Services Inc.	6,607	173
			394,123

		Shares	Market Value ($000)
Industrial Conglomerates (7.4%)
	Honeywell International Inc.	659,851	126,427
	General Electric Co.	1,080,677	109,721
	3M Co.	546,873	51,029
			287,177
Machinery (18.9%)
	Caterpillar Inc.	511,810	105,305
	Deere & Co.	279,022	96,536
	Illinois Tool Works Inc.	280,109	61,268
	Parker-Hannifin Corp.	127,170	40,750
	PACCAR Inc.	517,916	35,622
	Otis Worldwide Corp.	409,466	32,557
	Cummins Inc.	140,326	28,684
	Xylem Inc.	237,307	23,778
	Fortive Corp.	350,254	22,805
	Ingersoll Rand Inc. (XYNS)	401,611	22,755
	Dover Corp.	138,663	18,488
	Westinghouse Air Brake Technologies Corp.	178,517	16,536
	IDEX Corp.	74,911	14,919
	Snap-on Inc.	52,644	13,101
	Graco Inc.	166,523	12,737
	Stanley Black & Decker Inc.	151,920	11,389
	Nordson Corp.	51,115	11,140
	Toro Co.	103,389	10,115
	Lincoln Electric Holdings Inc.	57,110	9,689
	Pentair plc	163,655	9,078
	Donaldson Co. Inc.	120,327	7,043
	AGCO Corp.	63,143	6,963
*	Middleby Corp.	50,659	6,687
	ITT Inc.	82,324	6,270
*	RBC Bearings Inc.	28,709	5,693
	Oshkosh Corp.	65,108	4,807
	Timken Co.	64,645	4,625
*	Chart Industries Inc.	41,502	4,554
	Allison Transmission Holdings Inc.	91,698	4,337
	Watts Water Technologies Inc. Class A	27,103	4,294
	Flowserve Corp.	129,719	4,222
	Mueller Industries Inc.	53,540	3,976
	Franklin Electric Co. Inc.	38,873	3,536
	Crane Co.	47,688	3,465
*	SPX Technologies Inc.	45,053	3,440
	John Bean Technologies Corp.	31,483	3,356
	Esab Corp.	56,566	3,322
	Hillenbrand Inc.	68,616	3,292
	Federal Signal Corp.	60,109	3,185
	Terex Corp.	67,228	3,117
	Albany International Corp. Class A	30,841	2,619
	Crane NXT Co.	44,654	2,350
	ESCO Technologies Inc.	25,533	2,298
	Kadant Inc.	11,554	2,192
	Mueller Water Products Inc. Class A	154,653	2,119
	EnPro Industries Inc.	19,632	1,984
	Kennametal Inc.	75,690	1,886
	Barnes Group Inc.	47,570	1,872
	Alamo Group Inc.	10,668	1,776
	Trinity Industries Inc.	76,294	1,614
	Standex International Corp.	11,782	1,605
	Helios Technologies Inc.	32,249	1,595

		Shares	Market Value ($000)
*	Hillman Solutions Corp.	192,505	1,559
	Enerpac Tool Group Corp. Class A	56,592	1,439
*	Gates Industrial Corp. plc	111,833	1,311
	Lindsay Corp.	10,898	1,284
	Tennant Co.	17,443	1,275
*	Energy Recovery Inc.	50,688	1,207
	Wabash National Corp.	47,255	1,108
*	3D Systems Corp.	129,062	1,058
	Columbus McKinnon Corp.	28,311	1,033
	Greenbrier Cos. Inc.	31,606	859
	Astec Industries Inc.	22,441	827
*	Proto Labs Inc.	25,963	799
	Shyft Group Inc.	32,791	771
	Douglas Dynamics Inc.	22,683	641
	Gorman-Rupp Co.	23,395	560
*	CIRCOR International Inc.	18,134	526
*	Manitowoc Co. Inc.	34,866	500
*	Symbotic Inc.	14,890	491
*,1	Desktop Metal Inc. Class A	254,984	474
	Hyster-Yale Materials Handling Inc.	9,272	434
*	Blue Bird Corp.	15,851	402
	Luxfer Holdings plc	26,724	384
	REV Group Inc.	31,744	322
*,1	Nikola Corp.	501,031	313
*,1	Proterra Inc.	213,407	228
*,1	Hyliion Holdings Corp.	123,947	203
*,1	Velo3D Inc.	85,829	166
*,1	Microvast Holdings Inc.	107,471	133
*,1	Markforged Holding Corp.	115,146	103
*,1	Hyzon Motors Inc.	77,141	42
			731,798
Marine Transportation (0.2%)
*	Kirby Corp.	59,361	4,248
	Matson Inc.	35,667	2,437
	Genco Shipping & Trading Ltd.	42,061	522
[1]	Eagle Bulk Shipping Inc.	10,219	402
			7,609
Passenger Airlines (2.1%)
*	Delta Air Lines Inc.	637,527	23,161
	Southwest Airlines Co.	590,125	17,627
*	United Airlines Holdings Inc.	325,257	15,438
*	American Airlines Group Inc.	647,670	9,573
*	Alaska Air Group Inc.	126,147	5,668
*	JetBlue Airways Corp.	324,817	2,218
	Spirit Airlines Inc.	108,130	1,645
*	Joby Aviation Inc.	278,431	1,565
*	Allegiant Travel Co.	15,252	1,487
*	SkyWest Inc.	48,332	1,446
*	Sun Country Airlines Holdings Inc.	33,639	632
*	Hawaiian Holdings Inc.	51,144	410
*	Frontier Group Holdings Inc.	42,345	348
*	Blade Air Mobility Inc.	40,892	132
*,1	Wheels Up Experience Inc.	165,513	48
			81,398
Professional Services (10.8%)
	Automatic Data Processing Inc.	410,677	85,827
	Paychex Inc.	321,691	33,755

		Shares	Market Value ($000)
*	CoStar Group Inc.	403,226	32,016
	Verisk Analytics Inc. Class A	143,176	31,371
	Equifax Inc.	122,196	25,493
	Broadridge Financial Solutions Inc.	116,676	17,119
	Paycom Software Inc.	53,870	15,091
	TransUnion	191,657	13,795
	Jacobs Solutions Inc.	125,607	13,767
	Booz Allen Hamilton Holding Corp. Class A	131,081	13,184
	SS&C Technologies Holdings Inc.	222,755	12,243
	Leidos Holdings Inc.	129,067	10,075
*	Ceridian HCM Holding Inc.	145,326	8,988
	KBR Inc.	135,265	7,983
*	Paylocity Holding Corp.	41,527	7,174
*	CACI International Inc. Class A	23,333	6,982
	Robert Half International Inc.	107,023	6,959
*	FTI Consulting Inc.	33,691	6,334
	Science Applications International Corp.	53,858	5,242
*	ExlService Holdings Inc.	32,937	4,972
	Maximus Inc.	60,103	4,866
	Exponent Inc.	50,096	4,575
	Insperity Inc.	35,562	3,937
	Concentrix Corp.	43,769	3,839
	ManpowerGroup Inc.	50,220	3,524
*	ASGN Inc.	48,766	3,191
*	TriNet Group Inc.	35,331	3,140
*	Clarivate plc	367,753	2,868
	Korn Ferry	51,840	2,436
*	Alight Inc. Class A	283,812	2,401
*	CBIZ Inc.	44,920	2,265
	Dun & Bradstreet Holdings Inc.	215,433	2,154
*	Verra Mobility Corp. Class A	118,504	2,089
	ICF International Inc.	18,517	2,074
*	Huron Consulting Group Inc.	19,224	1,563
	CSG Systems International Inc.	30,921	1,484
*	Paycor HCM Inc.	61,113	1,344
*	NV5 Global Inc.	13,953	1,264
	Kforce Inc.	19,105	1,100
*	Upwork Inc.	117,996	968
*	Planet Labs PBC	188,479	865
*	LegalZoom.com Inc.	75,520	845
*	First Advantage Corp.	58,576	791
	CRA International Inc.	7,114	659
	TTEC Holdings Inc.	18,716	594
	Kelly Services Inc. Class A	33,471	585
	Barrett Business Services Inc.	6,808	572
*	TrueBlue Inc.	31,723	525
*	Conduent Inc.	162,516	492
	Resources Connection Inc.	31,638	483
	Heidrick & Struggles International Inc.	19,840	481
*	Franklin Covey Co.	12,357	456
*	Forrester Research Inc.	11,425	328
*	Sterling Check Corp.	23,853	323
*	TaskUS Inc. Class A	27,276	296
*	Hireright Holdings Corp.	18,811	192
*	Skillsoft Corp.	85,209	132
			418,071
Trading Companies & Distributors (4.9%)
	Fastenal Co.	566,051	30,482

		Shares	Market Value ($000)
	Ferguson plc	203,408	29,476
	WW Grainger Inc.	44,829	29,095
	United Rentals Inc.	68,809	22,968
	Watsco Inc.	33,008	10,707
	WESCO International Inc.	45,796	6,291
*	SiteOne Landscape Supply Inc.	44,664	6,159
*	Univar Solutions Inc.	156,614	5,579
	Applied Industrial Technologies Inc.	38,375	4,718
	Triton International Ltd.	54,493	4,503
	MSC Industrial Direct Co. Inc. Class A	46,738	4,203
	GATX Corp.	34,952	4,156
	Air Lease Corp. Class A	104,936	3,990
*	Beacon Roofing Supply Inc.	50,909	3,255
	Boise Cascade Co.	39,178	2,814
*	FTAI Aviation Ltd.	98,644	2,767
	Herc Holdings Inc.	26,010	2,638
*	Core & Main Inc. Class A	85,576	2,288
*	GMS Inc.	34,724	2,199
	Rush Enterprises Inc. Class A	41,857	2,188
	McGrath RentCorp.	24,141	2,144
	Veritiv Corp.	12,730	1,344
	H&E Equipment Services Inc.	32,397	1,165
*	NOW Inc.	109,085	970
*	MRC Global Inc.	83,367	724
*	Xometry Inc. Class A	37,928	694
*	Titan Machinery Inc.	20,216	510
*	DXP Enterprises Inc.	15,802	505
	Global Industrial Co.	18,514	461
	Alta Equipment Group Inc.	17,570	239
			189,232
Total Common Stocks (Cost $3,935,025)			3,870,236
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 5.125% (Cost $15,989)	159,926	15,989
Total Investments (100.4%) (Cost $3,951,014)			3,886,225
Other Assets and Liabilities—Net (-0.4%)			(14,472)
Net Assets (100.0%)			3,871,753
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,474,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $15,986,000 was received for securities on loan, of which $15,983,000 is held in Vanguard Market Liquidity Fund and $3,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Illinois Tool Works Inc.	1/31/24	CITNA	4,812	(5.072)	—	(6)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
CITNA—Citibank, NA.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,870,236	—	—	3,870,236
Temporary Cash Investments	15,989	—	—	15,989
Total	3,886,225	—	—	3,886,225
Derivative Financial Instruments
Liabilities
Swap Contracts	—	6	—	6